SHAREHOLDERS' DEFICIT (Details)	3 Months Ended
Mar. 31, 2018 USD ($) $ / shares shares
Number of Options
Balance Outstanding, Beginning | shares	14,894,213
Exercised | shares	(100,000)
Balance Outstanding, Ending | shares	14,794,213
Exercisable, Ending | shares	11,298,369
Weighted Average Exercise Price
Balance Outstanding, Beginning | $ / shares	$ 0.32
Exercised | $ / shares	0.03
Balance Outstanding, Ending | $ / shares	0.32
Exercisable, Ending | $ / shares	$ 0.31
Weighted Average Remaining Contractual Term (Years)
Balance Outstanding, Beginning	7 years 7 months 17 days
Balance Outstanding, Ending	7 years 4 months 20 days
Exercisable, Ending	6 years 10 months 14 days
Aggregate Intrinsic Value
Balance Outstanding, Beginning | $	$ 7,948,708
Balance Outstanding, Ending | $	7,873,188
Exercisable, Ending | $	$ 6,138,895